Document and Entity Information	Jan. 29, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 29, 2019
Registrant Name	MainGate Trust
Central Index Key	0001505064
Amendment Flag	false
Document Creation Date	Jan. 29, 2019
Document Effective Date	Jan. 29, 2019
Prospectus Date	Mar. 31, 2018
MainGate MLP Fund | Class A
Prospectus:
Trading Symbol	AMLPX
MainGate MLP Fund | Class I
Prospectus:
Trading Symbol	IMLPX
MainGate MLP Fund | Class C
Prospectus:
Trading Symbol	MLCPX